Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Mr. Chee Boon Chiew [Member]
Monthly salary for officers	$ 8,000	$ 8,000
Mr. Chee Boon Chiew [Member] | After 3 Months Probation [Member]
Monthly salary for officers	10,000	10,000
Mr. Yi Luo [Member]
Monthly salary for officers	$ 6,500	$ 6,500